TRADE AND OTHER PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 49,487	$ 90,437
Other payables	4,003	3,327
Total trade and other payables	$ 53,490	$ 93,764